BANK DEBT (Warrants Held by Bank) (Details) (USD $) In Thousands, except Share data, unless otherwise specified			1 Months Ended		1 Months Ended
	Jun. 25, 2009	Mar. 18, 2009	Jun. 30, 2009 Warrant One [Member]	Jun. 29, 2009 Warrant One [Member]	Jun. 30, 2009 Warrant Two [Member]	Jun. 29, 2009 Warrant Two [Member]
Class of Warrant or Right [Line Items]
Number of common shares callable under warrant agreement	6,818,183		9,411,300	8,000,000	2,500,000	1,411,300
Exercise price of warrants	$ 1.3	$ 1.0039	$ 1.0	$ 1.18	$ 1.4	$ 1.18
Expiration dates of warrants			Jun. 30, 2014		Jun. 30, 2014
The change in the incremental fair value of the modified bank warrants, deducted from the carrying amount of bank debt			$ 2,493		$ 2,493